Stockholders' Deficit (Q3) (Details) - $ / shares	1 Months Ended
	Dec. 20, 2021	Oct. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 22, 2021	Apr. 30, 2021
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares authorized			100,000,000	100,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Shares issued						5,175,000
Cancellation, common stock		862,500
Shares issued common stock					450,000
Common stock shares, outstanding			5,193,750	5,193,750
Common stock shares, issued			5,193,750	5,193,750
Common stock subject to redemption			18,975,000	18,975,000
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Dividend description	the Company effected a 1.1- for-1 stock dividend of its common stock, resulting in an aggregate of 4,743,750 Founder Shares issued and outstanding.
Over-Allotment Option [Member]
Stockholders' Deficit (Details) [Line Items]
Issued of full exercise of over-allotment					37,500
Business Combination [Member]
Stockholders' Deficit (Details) [Line Items]
Initial business combination percentage			50.00%	50.00%
Sponsor [Member]
Stockholders' Deficit (Details) [Line Items]
Shares issued						25,000
Price per share (in Dollars per share)						$ 0.005